DEPOSITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Deposits

Deposits are summarized as follows at September 30, 2015 and December 31, 2014 (dollars in thousands):

	September 30,	December 31,
	2015	2014
Demand deposits	$60,685	$81,534
Savings	160,624	140,296
Certificates of deposit	414,912	383,639

Total deposits	$636,221	$605,469

Deposits are summarized as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Demand deposits	$81,534	$57,231
Savings	140,296	126,373
Certificates of deposit	383,639	432,704

Total deposits	$605,469	$616,308

Scheduled Maturities of Certificates of Deposit

The scheduled maturities of certificates of deposit are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
1 year or less	$173,074	$156,586
1 to 2 years	75,212	124,602
2 to 3 years	92,197	55,183
3 to 4 years	22,811	78,798
Over 4 years	20,345	17,535

	$383,639	$432,704